UNITED STATES
                         SECURITIES AND EXCHANGE COMMISSION
                                Washington, DC 20549

                                     FORM N-PX

            ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                                 INVESTMENT COMPANY

                    Investment Company Act file number 811-22739
                                                       ---------

                                IndexIQ Active ETF Trust
                  -----------------------------------------------
                 (Exact name of registrant as specified in charter)

                            51 Madison Avenue 4th Floor
                                 New York, NY 10010
                         -------------------------------------
                 (Address of principal executive offices) (Zip code)

                                  Kirk C. Lehneis
                                IndexIQ Advisors LLC
                            51 Madison Avenue 4th Floor
                                  New York, NY 10010
                        -------------------------------------
                       (Name and address of agent for service)

         Registrant's telephone number, including area code: 1-888-474-7725
                                                             --------------

                         Date of fiscal year end: April 30
                                                  --------

               Date of reporting period: July 1, 2017 - June 30, 2018
                                         ----------------------------

       Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

       A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

                                 PROXY VOTING RECORD

                      FOR PERIOD JULY 1, 2017 TO JUNE 30, 2018


******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-22739
Reporting Period: 07/01/2017 - 06/30/2018
IndexIQ Active ETF Trust









=================== IQ MacKay Shields Municipal Insured ETF ====================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



================= IQ MacKay Shields Municipal Intermediate ETF =================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT

                                   SIGNATURES

       Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

       Registrant             IndexIQ Active ETF Trust
                 ---------------------------------------------------------------




       By (Signature and Title)*    /s/ Kirk C. Lehneis
                                ------------------------------------------------
                                    Kirk C. Lehneis
                                   (Principal Executive Officer)



       Date:    August 13, 2018
            --------------------------------------------------------------------


      *Print the name and title of each signing officer under his or her signature.